Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Purchased parts and materials	$ 36,066	$ 32,818
Work-in-process	3,203	2,854
Finished goods	12,133	12,134
Inventory Net	$ 51,402	$ 47,806